PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of February 28, 2014	As of February 28, 2015
Prepaid rent	$9,053,075	$12,957,179
Prepayments to suppliers(1)	2,999,108	7,042,279
Interest receivable	1,113,313	2,876,719
Loan receivables(2)	1,301,914	10,965,787
Staff advances	682,950	771,046
Deposit with third parties	130,191	845,362
ADR receivable	207,000	207,000
Study cards receivable	73,027	49,766
Receivable from rendered online advertising services	—	930,461
VAT refund receivable	305,633	268,392
Others	966,997	1,271,420

	$16,833,208	$38,185,411

(1)	Prepayments to suppliers were primarily for advertising fees, server hosting fees and purchases of property and equipment.
(2)

Loan receivables were primarily made up of bridge loans to third-parties with maturity terms less than one year. According to the loan agreements, upon maturity, these loans will be settled through repayment or conversion to equity interests of the borrowers at the Group's discretion. As of February 28, 2015, there are four loans outstanding, of which the largest is a loan of $10,168,275 to a third party online company.